Provisions for Contingencies and Charges	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for Contingencies and Charges
PROVISIONS FOR CONTINGENCIES AND CHARGES

(in millions of Canadian dollars)	NOTE	ENVIRONMENTAL RESTORATION OBLIGATIONS	ENVIRONMENTAL COSTS	LEGAL CLAIMS	SEVERANCES	ONEROUS CONTRACT	OTHERS	TOTAL PROVISIONS
As at January 1, 2017		8	16	3	3	6	7	43
Additional provision		(1)	—	2	5	—	2	8
Payments		—	—	(1)	(5)	(3)	(2)	(11)
Other		—	—	—	—	—	3	3
As at December 31, 2017		7	16	4	3	3	10	43
Additional provision		—	—	—	2	—	—	2
Payments		—	—	(1)	(3)	(2)	(2)	(8)
Revaluation		5	—	—	—	—	—	5
Business combinations and assets acquisition	5	5	—	—	—	—	1	6
As at December 31, 2018		17	16	3	2	1	9	48

Analysis of total provisions:

(in millions of Canadian dollars)	2018	2017
Long-term	42	36
Current	6	7
	48	43

ENVIRONMENTAL RESTORATION
The Corporation uses some landfill sites. A provision has been recognized at fair value for the costs to be incurred for the restoration of these sites.

ENVIRONMENTAL COSTS
An environmental provision is recorded when the Corporation has an obligation caused by its ongoing or abandoned operations.

LEGAL CLAIMS
In the normal course of operations, the Corporation is party to various legal actions and contingencies related to contract disputes and labour issues.

In the normal course of operations, the Corporation is party to various legal actions and contingencies, mostly related to contract disputes, environmental and product warranty claims, and labour issues. While the final outcome with respect to legal actions outstanding or pending as at December 31, 2018 cannot be predicted with certainty, it is Management's opinion that the outcome will not have a material adverse effect on the Corporation's consolidated financial position, the results of its operations or its cash flows.

The Corporation is currently working with representatives of the Ontario Ministry of the Environment (MOE) - Northern Region and Environment Canada - Great Lakes Sustainability Fund in Toronto regarding its potential responsibility for an environmental impact identified at its former Thunder Bay facility. Both authorities have requested that the Corporation look into a site management plan relating to the sediment quality adjacent to Thunder Bay's lagoon. Several meetings have been held during the past years with the MOE and Environment Canada, and a management plan based on sediment dredging has been proposed by a third party consultant. Both governments are looking at this proposal with stakeholders to agree on this remediation action plan that would likely be implemented in the coming years.

The Corporation is also in discussions with representatives of the MOE regarding its potential responsibility for an environmental impact identified at Thunder Bay. This facility was sold to Thunder Bay Fine Papers Inc. (Fine Papers) in 2007. Fine Papers has since sold the facility to Superior Fine Papers Inc. (Superior), which recently sold it to Wilderness North. The MOE has requested that the Corporation, together with the former owner Fine Papers and Superior, submit a closure plan for the Waste Disposal Site and a decommissioning plan for the closure and long-term monitoring of the Sewage Works (the Plans). Although the Corporation recognizes that there may be an outflow of resources embodying future economic benefits in settlement of a possible obligation, it is not possible at this time to estimate the Corporation's obligation, since Superior has not submitted all of the Plans and related costs to allow the Corporation to perform an evaluation, nor does the Corporation have access to the site. The Corporation is pursuing all available legal remedies to resolve the situation. In any event, Management does not consider the Corporation's potential obligation to be material.

The Corporation has recorded an environmental reserve to address its estimated exposure for these matters.